BALANCE SHEETS (Parenthetical)	Aug. 10, 2021 shares	Mar. 04, 2021 shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Preferred stock, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			1,000,000	1,000,000	1,000,000
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized			50,000,000	50,000,000	50,000,000
Common shares, shares issued			3,162,500	3,162,500
Common shares, shares outstanding	3,162,500	2,875,000	3,162,500	3,162,500
Stock split ratio	1.1	2.875
Temporary Equity, Redemption Price Per Share | $ / shares			$ 10.15	$ 10.15	$ 10.15
Common stock not subject to redemption
Common shares, shares issued				3,162,500	3,162,500
Common shares, shares outstanding				3,162,500	3,162,500
Common stock subject to redemption
Common stock subject to redemption, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock sold as part of the Units in the Initial Public Offering			12,650,000	12,650,000	0